Mezzanine Equity	6 Months Ended
Jun. 30, 2023
Mezzanine Equity [Abstract]
Mezzanine Equity
12.	Mezzanine Equity

Series E Shares
During the six months ended June 30, 2023, the Company did not issue nor redeem any Series E Shares. As of June 30, 2023, upon conversion at the Series E Shares Conversion Price of $0.60 of 13,452 Series E Shares outstanding, Family Trading Inc. would have received 22,420,000 common shares. The Company presents the carrying value of the Series E Shares at their maximum redemption amount ($16,142).

Series F Shares
During the six months ended June 30, 2023, the Company did not issue any Series F Shares and redeemed 2,191,121 Series F Shares for $26,293. The Company presents the carrying value of the Series F Shares at their maximum redemption amount ($43,916).